Cash and Cash Equivalents (Cash and Cash Equivalents) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Cash	$ 16,495	$ 18,867
Bank balances [Member]
Cash and Cash Equivalents [Line Items]
Cash	16,405	13,790
Call deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash		4,987
Restricted cash [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 90	$ 90